CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total	Share Capital	Treasury shares	Legal Reserves	Share Premium	Currency Translation Adjustment	Other Reserves	Retained Earnings	Non-controlling interests
Balance at Dec. 31, 2022	$ 14,034,437	$ 13,905,709	$ 1,180,537		$ 118,054	$ 609,733	$ (1,138,681)	$ (325,572)	$ 13,461,638	$ 128,728
Income for the year	3,957,833	3,918,065							3,918,065	39,768
Currency translation adjustment	38,937	38,587					38,587			350
Reclassification of currency translation adjustment reserve	(878)	(878)					(878)
Remeasurements of post-employment benefit obligations, net of taxes	(4,612)	(4,292)						(3,096)	(1,196)	(320)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes	(137,024)	(137,024)						(137,024)
Other comprehensive income of non-consolidated companies	58,755	58,755					110,801	(52,046)
Other comprehensive income (loss) for the year	(44,822)	(44,852)					148,510	(192,166)	(1,196)	30
Total comprehensive income (loss) for the year	3,913,011	3,873,213					148,510	(192,166)	3,916,869	39,798
Repurchase of own shares	(213,739)	(213,739)		$ (213,739)
Changes in share buyback program liability	(86,240)	(86,240)						(86,240)
Acquisition and other changes in non-controlling interests	38,446	540							540	37,906
Distribution of dividends	(655,478)	(636,511)							(636,511)	(18,967)
Balance at Dec. 31, 2023	17,030,437	16,842,972	1,180,537	(213,739)	118,054	609,733	(990,171)	(603,978)	16,742,536	187,465
Income for the year	2,076,773	2,036,445							2,036,445	40,328
Currency translation adjustment	(73,551)	(72,792)					(72,792)			(759)
Reclassification of currency translation adjustment reserve
Remeasurements of post-employment benefit obligations, net of taxes	(5,232)	(4,604)						(4,604)		(628)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes	149,263	149,263						149,263
Other comprehensive income of non-consolidated companies	(2,483)	(2,483)					(47,840)	45,357
Other comprehensive income (loss) for the year	67,997	69,384					(120,632)	190,016		(1,387)
Total comprehensive income (loss) for the year	2,144,770	2,105,829					(120,632)	190,016	2,036,445	38,941
Repurchase of own shares	(1,441,843)	(1,441,843)		(1,441,843)
Cancellation of own shares			(17,779)	299,931	(1,778)				(280,374)
Changes in share buyback program liability	(157,024)	(157,024)						(157,024)
Acquisition and other changes in non-controlling interests	1,143	1,109							1,109	34
Distribution of dividends	(763,648)	(757,786)							(757,786)	(5,862)
Balance at Dec. 31, 2024	16,813,835	16,593,257	1,162,758	(1,355,651)	116,276	609,733	(1,110,803)	(570,986)	17,741,930	220,578
Income for the year	1,973,279	1,932,813							1,932,813	40,466
Currency translation adjustment	137,788	136,278					136,278			1,510
Reclassification of currency translation adjustment reserve
Remeasurements of post-employment benefit obligations, net of taxes	(4,931)	(4,528)						(4,528)		(403)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes	(4,138)	(4,138)						(4,138)
Other comprehensive income of non-consolidated companies	21,539	21,539					21,692	(153)
Other comprehensive income (loss) for the year	150,258	149,151					157,970	(8,819)		1,107
Total comprehensive income (loss) for the year	2,123,537	2,081,964					157,970	(8,819)	1,932,813	41,573
Transfers of remeasurements of post-employment benefit obligations, net of taxes to retained earnings								11,337	(11,337)
Repurchase of own shares	(1,360,065)	(1,360,065)		(1,360,065)
Cancellation of own shares			(90,763)	1,590,585	(9,077)	$ (609,733)			(881,012)
Changes in share buyback program liability	184,396	184,396						184,396
Acquisition and other changes in non-controlling interests	(780)									(780)
Distribution of dividends	(931,855)	(900,361)							(900,361)	(31,494)
Balance at Dec. 31, 2025	$ 16,829,068	$ 16,599,191	$ 1,071,995	$ (1,125,131)	$ 107,199		$ (952,833)	$ (384,072)	$ 17,882,033	$ 229,877